LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity, capital resources and subsequent events
NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Liquidity and Capital Resources
As of December 31, 2023, TORM’s cash and cash equivalents including restricted cash totaled USD 296m (2022: USD 324m , 2021: USD 172m), and undrawn and committed credit facilities as listed below amounted to USD 343m (2022: USD 93m, 2021: USD 38m). Subsequently, in January 2024 TORM issued a five-year senior unsecured bond in the amount of USD 200m from which USD 165.0m will be used to cancel the undrawn term facility with the syndicated banks. TORM had no newbuildings on order as of 31 December 2023 (2022: None, 2021: One).
TORM has the following debt facilities as of December 31, 2023.

Debt Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Syndicated Facilities 2023	2028	224.0	—	—
Syndicated Facilities 2020	Repaid	—	143.8	279.4
Danish Ship Finance Facility 2020	2029	192.6	201.8	221.9
ING Facility 2023	2029	57.9	—	—
HCOB Facility 2023	2029	31.2	—	—
HCOB Facilities 2020-2021	Repaid	—	63.5	110.7
KfW Facility 2019	2032	34.8	37.9	40.9
CEXIM 2016	Repaid	—	41.1	44.9
Other credit facilities	2026	4.8	4.9	—
Sale and leaseback transaction prepayment	2022	—	—	21.0
Total		545.3	493.0	718.8
During 2023 TORM refinanced a number of debt facilities. Further to that, TORM repaid three vessels to Danish Ship Finance and obtained financing from ING for the same vessels. TORM extended the maturity of the facility with Danish Ship Finance from 2027 to 2029. TORM also signed an Additional Facility with Danish Ship Finance to finance four second-hand MR vessels. This facility is partially utilized as TORM took delivery of two out of the four vessels in 2023. As of December 31, 2023, the scheduled minimum payments on mortgage debt and bank loans in 2024 were USD 107m.
TORM has the following undrawn facilities as of December 31, 2023.

Undrawn Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Syndicated Facilities 2023 - RCF	2028	100.0	—	—
Syndicated Facilities 2020 - RCF	Cancelled	—	92.6	—
HCOB Facility 2023 - RCF	2029	24.9	—	—
DSF Additional Facility	2029	52.6	—	—
Syndicated Bridge to Bond Facility	2025	165.0	—	—
Bocomm Leasing Facility	2031	—	—	38.2
Total		342.5	92.6	38.2
TORM has Revolving Credit Facilities as part of the Syndicated Facilities and with Hamburg Commercial Bank. The Additional Facility with Danish Ship Finance to finance four second-hand MR vessels has an undrawn amount, as two out of the four vessels were delivered in January 2024. The Bridge to Bond Facility with four syndicated banks was signed in December 2023 to finance five of the eight purchased LR2 vessels announced on 22 November 2023. Subsequently, TORM cancelled this facility in February 2024.

Lease Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Bocomm Leasing Facilities 2019-2021	2031	148.9	162.2	137.3
Bocomm Leasing Facilities 2019	Repaid	—	49.4	59.2
Springliner Leases	2026	27.9	30.7	33.4
China Development Bank Financial Leasing	2032	149.0	160.8	150.8
China Merchant Bank Financial Leasing	2033	195.8	37.3	—
Showa Leasing	Repaid	—	18.7	20.9
Eifuku Leasing	Repaid	—	20.9	22.4
Total		521.6	480.0	424.0
During 2023, TORM repaid a number of lease facilities and took ownership of the previously leased vessels, which are currently financed by the Syndicated Facilities. In 2023 TORM also signed a new lease facility with China Merchant Bank Financial Leasing to finance seven second-hand LR1 vessels. As of December 31, 2023, the scheduled minimum payments on lease agreements in 2023 were USD 65m.
TORM manages its capital structure for the Group as a whole in order to support our spot-based vessel employment profile. This is done through a conservative leverage, a strong liquidity position and limited off-balance sheet commitments. TORM ongoingly stress tests the capital structure and liquidity position as well as prepares cash forecasts to make sure the capital structure remains robust to potential risks. Besides the liquidity position, the main considerations are loan-to-value ratio, distribution policy, CAPEX commitments, off-balance sheet liabilities, terms and sources of funding vessel investments, hedging of financial market risks and fleet employment strategy, hereunder entering into FFA contracts.
On March 07, 2024, TORM amended the distribution policy with effect from the first quarter of 2024. With this TORM intends to distribute on a quarterly basis excess liquidity above a threshold liquidity level. The threshold liquidity level will be determined as the sum of i) the product of liquidity requirement per vessel and the number of owned and leased vessels in TORM’s fleet as at the balance sheet day and ii) a discretionary element determined by the Board taking into consideration TORM’s capital structure, strategic opportunities, future obligations and market trends.
TORM’s debt facilities include financial covenants related to:
•Minimum liquidity (cash and cash equivalents minimum amount requirement at all times)
•Minimum security value (loan-to-value for individual borrowings)
•Equity ratio (minimum level)
During 2023, 2022 and 2021, TORM did not have any covenant breaches, and the Management has assessed that a covenant breach in the near future is remote.
NOTE 2 – continued
Subsequent Events

In January 2024, TORM delivered the two LR1 vessels TORM Signe and TORM Sofia and the MR vessel TORM Loke, all of which were held for sale at December 31, 2023, to the new owners.
In January 2024, TORM took delivery of the remaining two of four purchased 2015 and 2016-built MR eco product tanker vessels in a partly share-based transaction previously disclosed in the quarterly report for the third quarter of 2023.
In January 2024, TORM took delivery of five of the eight 2010 to 2012-built LR2 eco vessels in a partly share-based transaction previously disclosed in the quarterly report for the third quarter of 2023. Two of the remaining three vessels are expected to be delivered during the end of March 2024 and one in the beginning of April 2024.
In January 2024, TORM entered into an agreement to purchase one 2011-built LR2 eco vessel for a total consideration of USD 51.5m, with a cash consideration of USD 30.9m and the issuance of approximately 570,000 shares. The vessel is expected to be delivered mid March 2024. The purchase price is subject to certain adjustments that will be impacted by TORM’s share price development and the vessels’ delivery schedules.
As announced on January 11, 2024, TORM issued five-year senior unsecured bonds of USD 200m. The Bonds will carry a fixed coupon of 8.25%, payable semi-annually. The net proceeds from the bond issue will be used to part finance the acquisition of five of the eight LR2 eco vessels announced in November 2023, including full cancellation of the Syndicated Bridge to Bond Facility.
In February 2024, TORM signed a facility agreement of USD 93m with Hamburg Commercial Bank to finance three of the eight LR2 eco vessels announced in November 2023.
On March 07, 2024, TORM amended the distribution policy with effect from the first quarter of 2024. Please refer to section ‘Liquidity and Capital Resources’ under Note 2 for further explanation.
On March 07, 2024, our Board of Directors decided to recommend to the Annual General Meeting to approve a dividend of USD 1.36 per share, with a total dividend payment of approximately 126.3m. The distribution is in line with TORM’s Distribution Policy for 2023 with a cash position of USD 295.6m, working capital facilities of USD 124.9m, restricted cash of USD 30.1m, earmarked proceeds of USD 111.7m, and a cash position related to Marine Exhaust Technology A/S of USD 4.9m. Cash reservation per vessel is USD 1.8m for 82 vessels, USD 147.6m in total.The dividend payment is expected to be on April 24, 2024, to shareholders on record as of April 16, 2024, with the ex-dividend date on April 15, 2024. The dividend payment will not be recognized as a liability and there are no tax consequences.